Document And Entity Information	12 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Entity Central Index Key	0001935418
Entity Registrant Name	Foremost Lithium Resource & Technology Ltd.
Amendment Flag	false
Document Type	424B3